Segments	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Segment Reporting [Abstract]
Operating Segments
Segments

Historically, the Company had one operating segment. However, in connection with the sale of the Viggle rewards business (discontinued operations) to Perk in February 2016, which represents a significant portion of the Company's assets and revenues, the Company's remaining operations were divided into 3 operating segments, as described below. These segments offer different products and services and are currently presented separately in internal management reports, and managed separately.

•	Wetpaint: a media channel reporting original news stories and publishing information content covering top television shows, music, celebrities, entertainment news and fashion.

•	Choose Digital: a business-to-business platform for delivering digital content.

•	DDGG: a business-to-business operator of daily fantasy sports.

The accounting policies followed by the segments are described in Note 3, Summary of Significant Accounting Policies. The operating segments of the Company include the assets, liabilities, revenues and expenses that management has determined are specifically or primarily identifiable to each segment, as well as direct and indirect costs that are attributable to the operations of each segment. These direct costs are the operational costs that are administered by the Company following the shared services concept. Indirect costs are the costs of support functions that are provided on a centralized or geographic basis by the Company, which include, but are not limited to, finance, human resources, benefits administration, procurement support, information technology, legal, corporate strategy, corporate governance and other professional services and general commercial support functions.
Central support costs have been allocated to each operating segment based on a specific identification basis or, when specific identification is not practicable, a proportional cost allocation method (primarily based on net sales or direct payroll costs), depending on the nature of the services received. Management considers that such allocations have been made on a reasonable basis, but may not necessarily be indicative of the costs that would have been incurred if the operating segments had been operated on a stand-alone basis for the periods presented.
Information regarding the results of each reportable segment is included below. Performance is measured based on unit profit after tax, as included in the internal management reports that are reviewed by the Chief Operating Decision Maker, who is the Company's CEO. Business unit profit is used to measure performance as management believes that such information is the most relevant in evaluating the success of each business and determining the going forward strategy for the Company as a whole.
Information about reportable segments:

	For The Three Months Ended March 31,
	Wetpaint		Choose Digital		DDGG		Total
In thousands of U.S. dollars	2016	2015	2016	2015	2016	2015	2016	2015
External revenues	228	707	161	222	98	—	487	929
Inter-segment revenues (1)	—	—	66	350	—	—	66	350

Net loss, net of income taxes (2)	(839)	(1,987)	(401)	(1,005)	(1,201)	—	(2,441)	(2,992)

	For The Nine Months Ended March 31,
	Wetpaint (Revised)		Choose Digital (Revised)		DDGG		Total
In thousands of U.S. dollars	2016	2015	2016	2015	2016	2015	2016	2015
External revenues	1,274	2,788	576	676	424	—	2,274	3,464
Inter-segment revenues (1)	—	—	1,285	448	—	—	1,285	448

Net loss, net of income taxes (2)	(25,919)	(7,074)	(5,548)	(3,922)	(2,708)	—	(34,175)	(10,996)

Notes:
(1) The Choose Digital business provides digital content to the Viggle business. These inter-segment revenues are presented at Choose Digital's cost in this schedule and in the consolidated statements of operations.

(2) The net loss figures presented exclude certain corporate expenses detailed in the reconciliation to the consolidated net loss below.
(3) Assets and liabilities are not presented as they are reviewed at the consolidated level by management and not accounted for by segment.

Reconciliation of net loss for reportable segments, net of income taxes to consolidated net loss from continuing operations, net of income taxes:

In thousands of U.S. dollars	Three Months Ended March 31, 2016	Three Months Ended March 31, 2015	Nine Months Ended March 31, 2016	Nine Months Ended March 31, 2015
Net loss for reportable segments, net of income taxes	(2,441)	(2,992)	(34,175)	(10,996)
Other net gain (loss)	157	(176)	(140)	(629)
	(2,284)	(3,168)	(34,315)	(11,625)

Stock compensation related to corporate financing activities (1)	(2,517)	(5,437)	(11,017)	(16,976)
Corporate expenses allocated to discontinued operations (2)	(124)	(894)	(1,915)	(3,021)
Interest expense (3)	(1,083)	(935)	(2,866)	(1,415)
Consolidated net loss from continuing operations, net of income taxes	(6,008)	(10,434)	(50,113)	(33,037)

Notes:
(1) Stock compensation expense related to RSUs, options and warrants issues in connection with financing activities. Expenses related to financing activities are considered to be corporate expenses and are not allocated to reportable segments.

(2) Certain corporate expenses were allocated to the Viggle segment, however such expenses are not classified as discontinued operations because they are fixed and are not affected by the sales transaction.

(3) Interest expense related to corporate debt instruments is not allocated to reportable segments.

The Company continues to support the cash needs and operations of DDGG. As of March 31, 2016 the Company has transferred $736 to the DDGG subsidiary. A portion of these transfers, or $500, was funded as part of the purchase price commitment. The remaining transfers are part of the subscription agreement entered into with DDGG on May 12, 2016 (see Note 16, Subsequent Events).

Segments

Historically, the Company had one operating segment. However, in connection with the sale of the Viggle rewards business (discontinued operations) to Perk in February 2016, which represents a significant portion of the Company's assets and revenues, the Company's remaining operations were divided into two operating segments. These segments offer different products and services are separately reviewed in internal management reports, and managed separately.

•	Wetpaint: a media channel reporting original news stories and publishing information content covering top television shows, music, celebrities, entertainment news and fashion.

•	Choose Digital: a business-to-business platform for delivering digital content.

The accounting policies followed by the segments are described in Note 3, Summary of Significant Accounting Policies. The operating segments of the Company include the revenues and expenses that management has determined are specifically or primarily identifiable to each segment, as well as direct and indirect costs that are attributable to the operations of each segment. Direct costs are the operational costs that are administered by the Company following the shared services concept. Indirect costs are the costs of support functions that are provided on a centralized or geographic basis by the Company, which include, but are not limited to, finance, human resources, benefits administration, procurement support, information technology, legal, corporate strategy, corporate governance and other professional services and general commercial support functions. Assets and liabilities are not presented as they are reviewed at the consolidated level by management and not accounted for by segment

Central support costs have been allocated to each operating segment based on a specific identification basis or, when specific identification is not practicable, a proportional cost allocation method (primarily based on net sales or direct payroll costs), depending on the nature of the services received. Management considers that such allocations have been made on a reasonable basis, but may not necessarily be indicative of the costs that would have been incurred if the operating segments had been operated on a stand-alone basis for the periods presented.

Information regarding the results of each reportable segment is included below. Performance is measured based on unit profit after tax, as included in the internal management reports that are reviewed by the Chief Operating Decision Maker, who is the Company's CEO. Business unit profit is used to measure performance as management believes that such information is the most relevant in evaluating the success of each business and determining the going forward strategy for the Company as a whole.

Information about reportable segments:

	For The Year Ended June 30,
	Wetpaint		Choose Digital		Total
In thousands of U.S. dollars	2015	2014	2015	2014	2015	2014
External revenues	$3,454	$1,259	848	22	4,302	1,281
Inter-segment revenues (1)		—	855	—	855	—

Net loss, net of income taxes (2)	$(8,747)	$(6,151)	(6,744)	(395)	(15,491)	(6,546)

Notes:
(1) In September 2014, the Choose Digital business began providing digital content to the Viggle business. These inter-segment revenues are presented at Choose Digital's cost in this schedule and in the consolidated statements of operations.

(2) The net loss figures presented exclude certain corporate expenses detailed in the reconciliation to the consolidated net loss below.

Reconciliation of revenues attributable to reportable segments to consolidated revenues from continuing operations:

In thousands of U.S. dollars	Year Ended June 30, 2015	Year Ended June 30, 2014

Revenues attributable to reportable segments	$5,157	$1,281
Licensing revenues related to SFX licensing agreement	507	159
Other revenues	10	711
Revenues per Consolidated Statements of Operations	$5,674	$2,151

Reconciliation of net loss for reportable segments, net of income taxes to consolidated net loss from continuing operations, net of income taxes:

In thousands of U.S. dollars	Year Ended June 30, 2015	Year Ended June 30, 2014

Net loss for reportable segments, net of income taxes	$(15,491)	$(6,546)
Other (loss) gain, net	(659)	1,087
	(16,150)	(5,459)

Stock compensation related to corporate financing activities (1)	(21,141)	(27,069)
Corporate (expenses) income, net allocated to discontinued operations (2)	(3,262)	(5,847)
Interest expense (3)	(2,050)	(2,805)
Loss (gain) on contingent consideration (4)	(2,222)	2,064
Corporate financing expenses	(702)	—
Consolidated net loss from continuing operations, net of tax	$(45,527)	$(39,116)
Notes:
(1) Stock compensation expense related to RSUs, options and warrants issued in connection with financing activities. Expenses related to financing activities are considered to be corporate expenses and are not allocated to reportable segments.

(2) Certain corporate expenses were allocated to the Viggle segment, however such expenses are not classified as discontinued operations because they are fixed and are not affected by the sales transaction.

(3) Interest expense related to corporate debt instruments is not allocated to reportable segments.
(4) Additional contingent consideration loss (gain) related to Choose Digital (see Note 6, Acquisitions).

Total assets for reportable segments:

	June 30,
	Wetpaint		Choose Digital		Total
In thousands of U.S. dollars	2015	2014	2015	2014	2015	2014
Total assets for reportable segments	$35,272	$37,786	10,587	15,052	45,859	52,838

Reconciliation of assets attributable to reportable segments to consolidated assets of continuing operations:

In thousands of U.S. dollars	June 30, 2015	June 30, 2014

Total assets for reportable segments	$45,859	$52,838
Other assets	8,723	9,108
Total consolidated assets, net of current and non-current assets of discontinued operations	$54,582	$61,946